Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001684693
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	SOL-GEL TECHNOLOGIES LTD.
Entity Address, Address Line One	7 Golda Meir Street
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403650
Entity Address, Country	IL